Effects on initial application of IFRS 9	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Effects on initial application of IFRS 9
46.	Effects on initial application of IFRS 9
Impact on January 1, 2018

a)
The Group initially applied IFRS 9 on January 1, 2018, and recorded loss allowance based on expected credit loss. The impact was contract assets decreased by NT$115 thousand, accounts receivable decreased by NT$1,819 thousand, other receivables decreased by NT$5 thousand, other receivables
—
related parties decreased by NT$2 thousand, retained earnings decreased by NT$1,940 thousand and deferred tax assets increased by NT$1 thousand.

b)	The carrying amount of financial assets transferred from December 31, 2017 under IAS 39 to January 1, 2018 under IFRS 9 is reconciled as follows:

								Effects
	Note	Measured at cost	Measured at fair value through profit or loss	Measured at fair value through other comprehensive income	Other financial assets	Measured at amortized cost	Total	Retained earnings	Other equity interest
		NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
IAS 39		20,890	—	—	70,241	—	91,131	—	—
Transferred into and measured at fair value through profit or loss	(c)	(10,940)	10,940	—	—	—	—	—	—
Transferred into and measured at fair value through other comprehensive income	(b)	(9,950)	—	9,950	—	—	—	—	—
Transfer into and measured at amortized cost	(a)	—	—	—	(70,241)	70,241	—	—	—
Fair value adjustment	(b)(c)	—	493	50,801	—	—	51,294	493	79,385
Impairment loss adjustment	(b)	—	—	28,584	—	—	28,584	28,584	(28,584)
Income tax adjustment	(b)	—	—	—	—	—	—	—	(8,636)

IFRS 9		—	11,433	89,335	—	70,241	171,009	29,077	42,165

(a)
The Group’s restricted bank deposits that failed to meet the definition of cash and cash equivalents amounted to NT$70,241 thousand were classified as “Other financial assets” under IAS 39. Since the assets’ cash flows represent solely payments of principal and interest, the restricted bank deposits were reclassified as “Financial assets at amortized cost” amounted to NT$70,241 thousand on initial application of IFRS 9.

(b)
Given the Group’s
available-for-sale
financial assets amounted to NT$9,950 thousand under IAS 39 were not held for the purpose of trading, it was elected to classify as “Financial assets at fair value through other comprehensive income” and increased by NT$89,335 thousand on initial application of IFRS 9. Accompanying retained earnings, other equity interest and deferred tax liabilities were increased by NT$28,584 thousand, NT$42,165 thousand and NT$8,636 thousand, respectively.

(c)
The Group’s
available-for-sale
financial assets amounted to NT$10,940 thousand under IAS 39 were classified as “Financial assets at fair value through profit or loss” and increased by NT$11,433 thousand in compliance with IFRS 9. Accompanying retained earnings were increased by NT$493 thousand.